BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 NZD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CLF ( )	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 NZD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CLF ( )
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 26,534											$ 20,020
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,376											7,457
Borrowings, local currency	7,376											7,457
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,257											2,400
Borrowings, local currency		$ 11,698											$ 3,056
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,067											2,941
Borrowings, local currency | £				£ 2,266											£ 2,151
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,840											1,161
Borrowings, local currency | R$					R$ 10,268											R$ 6,035
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,650											3,760
Borrowings, local currency | ₨			₨ 272,388											₨ 274,457
UF
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	0											1,201
Borrowings, local currency |											0											29
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	468											320
Borrowings, local currency						$ 644											$ 416
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	380											417
Borrowings, local currency | S/								S/ 1,521											S/ 1,511
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	394											418
Borrowings, local currency							$ 1,621,399											$ 1,430,115
European Union euros
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	36											59
Borrowings, local currency | €										€ 32											€ 48
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 41											$ 43
Borrowings, local currency									$ 60											$ 60